Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 18 — INVENTORIES

	As at March 31, 2025	As at March 31, 2024
Low value consumables	$40,837	$53,877
Merchandised goods	519,145	544,652
Consignment inventories	-	334,770
Provision for obsolete inventories	$-	$-
Total	$559,982	$933,299

None of the inventory are expired. There was no inventory provision or written-off during the years ended March 31, 2025, 2024 and 2023.